SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Beginning balance		$ 1,318,917		$ 1,269,581	$ 1,318,917	$ 1,269,581	$ 1,269,581	$ 1,294,876
Unrealized foreign currency translation gain (loss)	$ (7,846)	$ 17,044	$ 321,230	$ (98,943)	9,198	$ 222,287	49,336	(25,295)
Ending balance	$ 1,328,115				$ 1,328,115		1,318,917	1,269,581
Unrealized foreign currency translation gain (loss)							$ 49,336	$ (25,295)